Fees and Expenses - Emerging Markets Leaders Portfolio	Jun. 14, 2024
Prospectus [Line Items]
Expense Narrative [Text Block]

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class A	Class C	Class R6
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	0.38%	0.40%	0.41%	0.33%
Total Annual Fund Operating Expenses[3]	1.13%	1.40%	2.16%	1.08%
Fee Waiver and/or Expense Reimbursement[3]	0.14%	0.05%	0.06%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.99%	1.35%	2.10%	0.95%

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

[3]  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.

Expense Example Narrative [Text Block]

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	If You SOLD Your Shares
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$101	$345	$609	$1,362
Class A	$655	$940	$1,246	$2,112
Class C	$313	$670	$1,154	$2,295
Class R6	$97	$331	$583	$1,305

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$345	$609	$1,362
Class A	$655	$940	$1,246	$2,112
Class C	$213	$670	$1,154	$2,295
Class R6	$97	$331	$583	$1,305

Expense Example, No Redemption, By Year, Caption [Text]	If You HELD Your Shares
Expense Example Closing [Text Block]	Please retain this supplement for future reference.
Class IR Prospectus
Prospectus [Line Items]
Expense Narrative [Text Block]

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class IR
Advisory Fee	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	29.23%
Total Annual Fund Operating Expenses[1]	29.98%
Fee Waiver and/or Expense Reimbursement[1]	29.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

[1]  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.

Expense Example Narrative [Text Block]

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	If You SOLD Your Shares
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202
If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202

Expense Example, No Redemption, By Year, Caption [Text]	If You HELD Your Shares
Expense Example Closing [Text Block]	Please retain this supplement for future reference.